RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2011 ILS	Dec. 17, 2012 USD ($)	Dec. 19, 2007 USD ($)	Sep. 30, 2011 Jerusalem Technology Investments Ltd [Member]	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2011 Viryanet Australia [Member] USD ($)	Jun. 30, 2000 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member]	Jun. 30, 1999 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member] USD ($)
Issue Of Shares To Related Party						50,000							3,478
Share Price			$ 1.65			$ 1							$ 100
Related Party Transaction, Rate				8.57%	8.57%							6.50%
Share To Be Issued To Related Party						250,000
Disposal Group Including Discontinued Operation Sale To Related Party Percentage											100.00%
Discontinued operations, Proceeds											$ 340,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Payment Due One											100,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Balance Payment Due											240,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Due Interest Rate											3.50%
Investment In Equity By Related Party	750,000				170,000	50,000	75,000	50,000	50,000	75,000
Investment In Equity By Related Party Commited Amount						250,000
Cancellation Of Related Partyf Investment In Equity		$ 125,000